Document and Entity Information (USD $)	9 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	SINGLE TOUCH SYSTEMS INC
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001157817
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	135,755,980
Entity Public Float	$ 22,492,673
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY